SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in Non-Cash Working Capital Accounts
Accounts receivable	$ 0	$ 0	$ 297,308
GST recoverable	1,540	(2,469)	(2,128)
Prepaid expenses	0	0	(18,608)
Trade and other payables	25,320	(7,003)	125,564
Liabilities to customers	0	0	(297,309)
Total	26,860	(9,472)	104,827
Significant Non-Cash Financing Activities
Shares issued for services	0	0	7,373
Shares issued on conversion of convertible promissory notes	1,416,023	1,379,907	1,934,419
Total	1,416,023	1,379,907	1,941,792
Other Information
Interest paid	31,621	59,138	186,128
Income taxes paid	$ 0	$ 0	$ 0